Expense Example, No Redemption {- Templeton Growth Fund, Inc.} - Templeton Growth Fund, Inc.-28 - Templeton Growth Fund, Inc. - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 184
3 Years	570
5 Years	982
10 Years	$ 2,130